Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 USD ($)	Sep. 30, 2025 CNY (¥)	Apr. 01, 2019	Apr. 30, 2018
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power			50.00%		50.00%	50.00%
Advance to suppliers (in Dollars)	$ 1,523,765		$ 1,523,765		$ 1,810,157		$ 288,578
Impairment loss recognized (in Dollars)
Impairment for right-of-use lease assets (in Dollars)
Contract term			1 year
Payment due			2 months
Percentage of VAT rate reduced									13.00%
Total sales return amount	0.11%	0.11%	0.11%	0.11%	0.20%		0.10%	0.11%
Total warrants expenditures amount			0.21%	0.48%	0.55%	0.55%	0.63%
Research and development costs (in Dollars)	$ 560,668	$ 437,978	$ 1,085,845	$ 2,548,765	$ 2,936,399		$ 5,424,400
Total government subsidies (in Dollars)	1,120,000		$ 1,120,000		$ 1,260,000
Income tax rate			50.00%		50.00%	50.00%
Owned foreign enterprise percentage			10.00%		10.00%	10.00%
Registered capital percentage			50.00%		50.00%	50.00%
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description			The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Company’s reportable segments.
Chief operating decision maker			chief operating decision maker
Number of operating segment (in segment) | segment			1
Percentage of voting interest			10.00%
Exceeding FDIC insurance	69,800		$ 69,800		$ 250,000			¥ 500,000
Office leases terms of assembly site					5 years 6 months
Total government subsidies (in Dollars)					$ 1,260,000		1,530,000
Number of reporting segments (in segment) | segment			1		1	1
Ownership percentage					10.00%	10.00%
Insurance					$ 68,500	¥ 500,000
Deposit insurance (in Dollars)					250,000
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Exceeding FDIC insurance	$ 10,831,842		$ 10,831,842
Insurance						¥ 500,000	70,000
Bank account balance (in Dollars)					12,023,850		33,033,191
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Bank account balance (in Dollars)							$ 3,797,076
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of VAT levied on invoiced value										17.00%
Maximum [Member] | PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of VAT standard rate of gross sale price										17.00%
Maximum [Member] | PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of VAT standard rate of gross sale price										17.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of VAT levied on invoiced value										16.00%
Minimum [Member] | PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of VAT standard rate of gross sale price										16.00%
Minimum [Member] | PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of VAT standard rate of gross sale price										16.00%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risks					12.78%	12.78%
Customer Concentration Risk [Member] | One Customers [Member] | Total Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risks			15.31%	13.81%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risks					10.33%	10.33%
Customer Concentration Risk [Member] | Two Customers [Member] | Total Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risks				12.55%